SHARE-BASED COMPENSATION - Schedule of RSUs Outstanding (Details) - RSUs shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of RSUs outstanding
Beginning balance (in shares) | shares	8,927
Granted (in shares) | shares	13,560
Share-Based Compensation Arrangement by Share-Based Payment Award, Restricted Stock, Granted in the Period, Weighted Average Exercise Price | $ / shares	$ 0.98
Share-Based Compensation Arrangement by Share-Based Payment Award, Restricted Stock, Granted in the Period | shares	8,866
Vested and settled (in shares) | shares	(2,808)
Forfeited (in shares) | shares	(2,078)
Ending balance (in shares) | shares	26,467
Weighted-average fair value
Beginning balance (in USD per share) | $ / shares	$ 2.14
Granted (in USD per share) | $ / shares	0.95
Vested and settled (in USD per share) | $ / shares	2.34
Forfeited (in USD per share) | $ / shares	1.49
Ending balance (in USD per share) | $ / shares	$ 1.15